Assets and Liabilities Associated with Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity securities		$ 0	$ 2
Other invested assets	10	10	0
Cash and cash equivalents	22	21	45
Intangible assets	116	115	112
Goodwill	247	260	295
Other assets	44	33	52
Assets associated with discontinued operations	439	439	506
Other liabilities	70	48	78
Deferred tax liability	16	13	2
Liabilities associated with discontinued operations	$ 86	$ 61	$ 80